SCHEDULE OF INTANGIBLE ASSETS NET (Details) (Parenthetical) RM in Thousands	1 Months Ended		4 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)
Computer software and application	$ 504,222	RM 2,120	$ 501,412	RM 2,320
Intangible assets, estimated useful life					10 years	10 years
ARX Media Sdn Bhd [Member]
Contract price					$ 1,100,000	RM 5,000	$ 3,200,000	RM 15,000	$ 47,200,000	RM 218,750	$ 2,900,000	RM 13,500
ARX Media Sdn Bhd [Member] | Second Installment [Member]
Prepayments					$ 18,130,000	RM 80,000